Capital commitments and contingent liabilities	12 Months Ended
Dec. 31, 2022
Capital commitments and contingent liabilities.
Capital commitments and contingent liabilities

32Capital commitments and contingent liabilities

32.1Capital commitments

The Group was committed to the purchase of property, plant and equipment of about $337.0 million as at December 31, 2022 (2021: $206.7 million).

32.2Contingent liabilities

The Group has contingent liabilities in respect of legal claims arising in the ordinary course of business. The Group reviews these matters in consultation with internal and external legal counsel to determine on a case-by-case basis whether a loss from each of these matters is probable, possible or remote.

The Group’s possible contingent liabilities in respect of litigations and claims amounted to $3.8 million at the end of the reporting period (2021: $2.0 million).

Based on legal advice received, the Group’s liability is not considered probable, thus no provisions have been made in these financial statements.